American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2020

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 0.7%
BWX Technologies, Inc.	20,662	1,163,477
Lockheed Martin Corp.	4,929	1,889,187
		3,052,664
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	14,898	2,482,454
Automobiles — 0.8%
Tesla, Inc.(1)	8,748	3,752,980
Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A(1)	1,464	1,293,239
Coca-Cola Co. (The)	72,317	3,570,290
Monster Beverage Corp.(1)	7,148	573,270
PepsiCo, Inc.	8,507	1,179,070
		6,615,869
Biotechnology — 4.5%
AbbVie, Inc.	67,734	5,932,821
Alexion Pharmaceuticals, Inc.(1)	21,971	2,514,142
Exelixis, Inc.(1)	100,115	2,447,812
Incyte Corp.(1)	21,902	1,965,485
Vertex Pharmaceuticals, Inc.(1)	29,175	7,939,101
		20,799,361
Building Products — 0.5%
AAON, Inc.	12,668	763,247
AO Smith Corp.	28,493	1,504,430
		2,267,677
Capital Markets — 2.3%
MarketAxess Holdings, Inc.	6,758	3,254,585
MSCI, Inc.	5,357	1,911,270
S&P Global, Inc.	15,431	5,564,419
		10,730,274
Communications Equipment — 0.1%
Lumentum Holdings, Inc.(1)	5,041	378,730
Consumer Finance — 0.2%
LendingTree, Inc.(1)	3,589	1,101,428
Containers and Packaging — 0.5%
Avery Dennison Corp.	9,956	1,272,775
Berry Global Group, Inc.(1)	22,531	1,088,698
		2,361,473
Distributors — 0.1%
LKQ Corp.(1)	7,699	213,493
Diversified Consumer Services — 0.1%
Chegg, Inc.(1)	5,078	362,772
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	23,583	1,416,159
Entertainment — 2.8%
Electronic Arts, Inc.(1)	26,249	3,423,132
Netflix, Inc.(1)	10,654	5,327,319
Take-Two Interactive Software, Inc.(1)	10,449	1,726,384

Zynga, Inc., Class A(1)	235,197	2,144,997
		12,621,832
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	6,267	1,514,922
Crown Castle International Corp.	17,644	2,937,726
SBA Communications Corp.	10,195	3,246,904
		7,699,552
Food and Staples Retailing — 0.1%
Costco Wholesale Corp.	681	241,755
Food Products — 0.6%
Freshpet, Inc.(1)	13,317	1,486,843
Hershey Co. (The)	7,991	1,145,430
		2,632,273
Health Care Equipment and Supplies — 2.8%
ABIOMED, Inc.(1)	6,770	1,875,696
Align Technology, Inc.(1)	7,095	2,322,619
DexCom, Inc.(1)	5,202	2,144,421
IDEXX Laboratories, Inc.(1)	11,499	4,520,372
Insulet Corp.(1)	4,014	949,672
ResMed, Inc.	4,338	743,664
West Pharmaceutical Services, Inc.	1,547	425,270
		12,981,714
Health Care Providers and Services — 2.3%
Amedisys, Inc.(1)	8,242	1,948,656
Chemed Corp.	6,367	3,058,389
LHC Group, Inc.(1)	2,088	443,825
McKesson Corp.	11,518	1,715,376
UnitedHealth Group, Inc.	11,396	3,552,931
		10,719,177
Health Care Technology — 1.3%
Cerner Corp.	55,568	4,017,011
Veeva Systems, Inc., Class A(1)	7,179	2,018,663
		6,035,674
Hotels, Restaurants and Leisure — 0.5%
Chipotle Mexican Grill, Inc.(1)	622	773,588
Domino's Pizza, Inc.	3,566	1,516,548
		2,290,136
Household Durables — 0.2%
Tempur Sealy International, Inc.(1)	10,255	914,643
Household Products — 0.8%
Clorox Co. (The)	6,536	1,373,671
Procter & Gamble Co. (The)	15,432	2,144,894
		3,518,565
Industrial Conglomerates — 0.6%
3M Co.	16,212	2,596,838
Insurance — 0.6%
Aon plc, Class A	7,796	1,608,315
Erie Indemnity Co., Class A	2,711	570,069
Kinsale Capital Group, Inc.	2,565	487,812
		2,666,196
Interactive Media and Services — 8.0%
Alphabet, Inc., Class A(1)	11,529	16,896,902
Facebook, Inc., Class A(1)	76,101	19,930,852
		36,827,754

Internet and Direct Marketing Retail — 8.9%
Amazon.com, Inc.(1)	11,847	37,303,004
Booking Holdings, Inc.(1)	661	1,130,759
eBay, Inc.	40,235	2,096,244
Etsy, Inc.(1)	2,751	334,604
		40,864,611
IT Services — 6.4%
Accenture plc, Class A	5,893	1,331,759
Automatic Data Processing, Inc.	1,682	234,622
MasterCard, Inc., Class A	31,280	10,577,958
Okta, Inc.(1)	5,780	1,236,053
PayPal Holdings, Inc.(1)	32,553	6,413,918
Square, Inc., Class A(1)	6,422	1,043,896
VeriSign, Inc.(1)	10,266	2,102,990
Visa, Inc., Class A	32,482	6,495,425
		29,436,621
Leisure Products — 0.6%
Polaris, Inc.	30,690	2,895,295
Life Sciences Tools and Services — 0.4%
Illumina, Inc.(1)	1,395	431,167
Repligen Corp.(1)	8,502	1,254,385
		1,685,552
Machinery — 0.3%
Lincoln Electric Holdings, Inc.	14,555	1,339,642
Media — 1.0%
Cable One, Inc.	756	1,425,385
Charter Communications, Inc., Class A(1)	5,188	3,239,076
		4,664,461
Multiline Retail — 0.2%
Dollar General Corp.	4,879	1,022,736
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	35,743	2,154,946
Eli Lilly & Co.	26,786	3,964,864
Merck & Co., Inc.	51,460	4,268,607
Zoetis, Inc.	4,882	807,336
		11,195,753
Professional Services — 0.3%
CoStar Group, Inc.(1)	1,502	1,274,462
Road and Rail — 1.1%
Landstar System, Inc.	29,712	3,728,559
Union Pacific Corp.	7,490	1,474,556
		5,203,115
Semiconductors and Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	39,345	3,225,897
Applied Materials, Inc.	6,533	388,387
Broadcom, Inc.	17,355	6,322,774
Monolithic Power Systems, Inc.	6,658	1,861,643
NVIDIA Corp.	15,910	8,610,810
QUALCOMM, Inc.	36,907	4,343,216
Silicon Laboratories, Inc.(1)	6,247	611,269
Texas Instruments, Inc.	32,589	4,653,383
Universal Display Corp.	5,952	1,075,764
		31,093,143
Software — 18.5%
Adobe, Inc.(1)	12,449	6,105,363

Atlassian Corp. plc, Class A(1)	5,809	1,056,018
Autodesk, Inc.(1)	17,372	4,013,106
Box, Inc., Class A(1)	34,512	599,128
Cadence Design Systems, Inc.(1)	13,206	1,408,156
DocuSign, Inc.(1)	4,806	1,034,443
Dropbox, Inc., Class A(1)	45,321	872,882
Fair Isaac Corp.(1)	2,546	1,083,017
Intuit, Inc.	14,313	4,669,044
Microsoft Corp.	199,618	41,985,654
New Relic, Inc.(1)	12,916	727,946
NortonLifeLock, Inc.	103,731	2,161,754
Palo Alto Networks, Inc.(1)	12,992	3,179,792
salesforce.com, Inc.(1)	18,243	4,584,831
ServiceNow, Inc.(1)	9,139	4,432,415
Synopsys, Inc.(1)	2,575	550,999
Workday, Inc., Class A(1)	23,373	5,028,233
Zoom Video Communications, Inc., Class A(1)	2,623	1,233,099
		84,725,880
Specialty Retail — 4.2%
Best Buy Co., Inc.	16,855	1,875,793
Home Depot, Inc. (The)	21,406	5,944,660
Lowe's Cos., Inc.	43,096	7,147,903
O'Reilly Automotive, Inc.(1)	4,868	2,244,538
TJX Cos., Inc. (The)	4,185	232,895
Tractor Supply Co.	10,373	1,486,866
Ulta Beauty, Inc.(1)	1,138	254,889
		19,187,544
Technology Hardware, Storage and Peripherals — 10.4%
Apple, Inc.	410,088	47,492,291
NetApp, Inc.	5,422	237,701
		47,729,992
Textiles, Apparel and Luxury Goods — 1.3%
lululemon athletica, Inc.(1)	2,058	677,844
NIKE, Inc., Class B	43,134	5,415,042
		6,092,886
Trading Companies and Distributors — 0.2%
SiteOne Landscape Supply, Inc.(1)	6,033	735,724
TOTAL COMMON STOCKS (Cost $262,405,434)		446,428,860
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $4,772,854), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $4,680,150)		4,680,143
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $7,219,582), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $7,078,010)		7,078,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,634	3,634
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,761,777)		11,761,777
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $274,167,211)		458,190,637
OTHER ASSETS AND LIABILITIES†		205,452
TOTAL NET ASSETS — 100.0%		$458,396,089

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	13	December 2020	$2,965,885	$93,111
S&P 500 E-Mini	24	December 2020	4,022,400	34,160
			$6,988,285	$127,271
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	446,428,860	—	—
Temporary Cash Investments	3,634	11,758,143	—
	446,432,494	11,758,143	—
Other Financial Instruments
Futures Contracts	127,271	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.